INVESTMENTS	12 Months Ended
Dec. 31, 2012
Investments Disclosure [Abstract]
INVESTMENTS

3)       INVESTMENTS

Fixed Maturities and Equity Securities

The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS.

Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(3)

	(In Millions)
December 31, 2012:
Fixed Maturities:
Corporate	$1,553	$167	$1	$1,719	$0
U.S. Treasury, government
and agency	106	7	0	113	0
States and political subdivisions	25	3	0	28	0
Foreign governments	2	0	0	2	0
Commercial mortgage-backed	57	5	27	35	2
Residential mortgage-backed (1)	19	1	0	20	0
Asset-backed (2)	9	2	0	11	0
Redeemable preferred stock	97	2	1	98	0
Total at December 31, 2012	$1,868	$187	$29	$2,026	$2

December 31, 2011:
Fixed Maturities:
Corporate	$1,554	$147	$8	$1,693	$0
U.S. Treasury, government
and agency	99	6	0	105	0
States and political subdivisions	21	1	0	22	0
Foreign governments	4	0	0	4	0
Commercial mortgage-backed	63	0	34	29	2
Residential mortgage-backed (1)	26	2	0	28	0
Asset-backed (2)	9	1	0	10	0
Redeemable preferred stock	81	0	5	76	0
Total at December 31, 2011	$1,857	$157	$47	$1,967	$2

  Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities
Contractual Maturities at December 31, 2012

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$346	$356
Due in years two through five	516	568
Due in years six through ten	660	761
Due after ten years	164	177
Subtotal	1,686	1,862
Commercial mortgage-backed securities	57	35
Residential mortgage-backed securities	19	20
Asset-backed securities	9	11
Total	$1,771	$1,928

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

	December 31,
	2012	2011	2010

	(In Millions)

Proceeds from sales	$13	$20	$88

Gross gains on sales	$2	$1	$4
Gross losses on sales	$0	$1	$2

Total OTTI	$(7)	$(2)	$(56)
Non-credit losses recognized in OCI	0	0	2
Credit losses recognized in earnings (loss)	$(7)	$(2)	$(54)

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

Fixed Maturities - Credit Loss Impairments

	2012	2011

	(In Millions)

Balances at January 1,	$(74)	$(83)
Previously recognized impairments on securities that matured, paid, prepaid or sold	9	11
Recognized impairments on securities impaired to fair value this period(1)	0	0
Impairments recognized this period on securities not previously impaired	(6)	(2)
Additional impairments this period on securities previously impaired	(1)	0
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	$(72)	$(74)

(1)       Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2012	2011

	(In Millions)

AFS Securities:
Fixed maturities:
With OTTI loss	$2	$(5)
All other	156	115
Net Unrealized (Gains) Losses	$158	$110

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$(5)	$1	$2	$(2)
Net investment gains (losses) arising during the period	6	0	0	6
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	0	0	1
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(2)	0	(2)
Deferred income taxes	0	0	(2)	(2)
Balance, December 31, 2012	$2	$(1)	$0	$1

Balance, January 1, 2011	$(3)	$0	$1	$(2)
Net investment gains (losses) arising during the period	(2)	0	0	(2)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	0	0	0	0
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	1	0	1
Deferred income taxes	0	0	1	1
Balance, December 31, 2011	$(5)	$1	$2	$(2)

(1)       Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$115	$(27)	$(31)	$57
Net investment gains (losses) arising during the period	37	0	0	37
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	4	0	0	4
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(4)	0	(4)
Deferred income taxes	0	0	(13)	(13)
Balance, December 31, 2012	$156	$(31)	$(44)	$81

Balance, January 1, 2011	$77	$(6)	$(24)	$47
Net investment gains (losses) arising during the period	36	0	0	36
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	2	0	0	2
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(21)	0	(21)
Deferred income taxes	0	0	(7)	(7)
Balance, December 31, 2011	$115	$(27)	$(31)	$57

(1)       Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

The following tables disclose the fair values and gross unrealized losses of the 76 issues at December 31, 2012 and the 93 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2012
Fixed Maturities:
Corporate	$44	$0	$14	$(1)	$58	$(1)
U.S. Treasury, government
and agency	1	0	0	0	1	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	0	(1)	26	(26)	26	(27)
Redeemable preferred stock	14	0	30	(1)	44	(1)

Total	$59	$(1)	$72	$(28)	$131	$(29)

December 31, 2011
Fixed Maturities:
Corporate	$105	$(6)	$13	$(2)	$118	$(8)
U.S. Treasury, government
and agency	0	0	0	0	0	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	1	(2)	27	(32)	28	(34)
Redeemable preferred stock	29	(2)	30	(3)	59	(5)

Total	$135	$(10)	$72	$(37)	$207	$(47)

MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $125 million and $150 million, or 6.7% and 8.1%, of the $1,868 million and $1,857 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $17 million and $35 million at December 31, 2012 and 2011, respectively.

MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities (“RMBS”) backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, MLOA owned $4 million and $4 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

Valuation Allowances for Mortgage Loans:

Allowances for credit losses for mortgage loans in 2012, 2011 and 2010 are as follows:

	Commercial Mortgage Loans
	2012	2011	2010

	(In Millions)
Allowance for credit losses:
Beginning Balance, January 1,	$3	$2	$2
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	1	1	0
Ending Balance, December 31,	$4	$3	$2

Ending Balance, December 31,:
Individually Evaluated for Impairment	$4	$3	$2

Collectively Evaluated for Impairment	$0	$0	$0

Loans Acquired with Deteriorated Credit Quality	$0	$0	$0

There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial mortgage loans at December 31, 2012 and 2011, respectively, and for agricultural mortgage loans at December 31, 2011.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2012

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$4	$0	$17	$0	$12	$0	$33
50% - 70%	0	0	0	6	0	0	6
70% - 90%	0	0	0	0	0	0	0
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$14	$0	$17	$6	$12	$0	$49

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2011

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$5	$0	$17	$0	$1	$0	$23
50% - 70%	0	0	0	41	0	0	41
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$15	$0	$17	$47	$1	$0	$80

Agricultural Mortgage Loans(1)
0% - 50%	$1	$0	$5	$9	$1	$21	$37
50% - 70%	1	0	2	2	3	2	10
70% - 90%	0	0	0	0	0	0	0
90% plus	0	0	0	0	0	0	0
Total Agricultural
Mortgage Loans	$2	$0	$7	$11	$4	$23	$47

Total Mortgage Loans(1)
0% - 50%	$6	$0	$22	$9	$2	$21	$60
50% - 70%	1	0	2	43	3	2	51
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10

Total Mortgage Loans	$17	$0	$24	$58	$5	$23	$127

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

	Age Analysis of Past Due Mortgage Loans

							Recorded
							Investment
						Total	> 90 Days
	30-59	60-89	90 Days			Financing	and
	Days	Days	or >	Total	Current	Receivables	Accruing

	(In Millions)
December 31, 2012
Commercial	$0	$0	$0	$0	$49	$49	$0
Agricultural	0	0	0	0	0	0	0
Total Mortgage Loans	$0	$0	$0	$0	$49	$49	$0

December 31, 2011
Commercial	$0	$0	$0	$0	$80	$80	$0
Agricultural	0	0	0	0	47	47	0
Total Mortgage Loans	$0	$0	$0	$0	$127	$127	$0

The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

Impaired Mortgage Loans

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)
December 31, 2012
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(4)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(4)	$10	$0

December 31, 2011
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(3)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(3)	$10	$0

  Represents a five-quarter average of recorded amortized cost.

Equity Investments

MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2012 and 2011 were $2 million and $2 million, respectively.

The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

	2012	2011

	(In Millions)

Balance at January 1,	$72	$76
Equity in net earnings (loss)	2	(2)
Impact of repurchase/issuance of AllianceBernstein Units	(2)	2
Dividends received	(3)	(4)
Balance at December 31,	$69	$72

Derivatives

The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
At or For the Year Ended December 31, 2012:

Freestanding derivatives:
Equity contracts:(1)
Options	$29	$2	$1	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	7	0	(2)

Balances, December 31, 2012	$29	$9	$1	$(2)

At or For the Year Ended December 31, 2011:

Freestanding derivatives:
Equity contracts:(1)
Options	$3	$0	$0	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	9	0	7

Balances, December 31, 2011	$3	$9	$0	$7

  Reported in Other invested assets in MLOA's balance sheets.
  Reported in Other assets in MLOA's balance sheets.

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	2012	2011	2010

	(In Millions)

Fixed maturities	$97	$102	$106
Mortgage loans on real estate	9	10	10
Policy loans	8	8	8
Other equity investments	0	0	(1)

Gross investment income (loss)	114	120	123

Investment expenses	(4)	(4)	(4)

Net Investment Income (Loss)	$110	$116	$119

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2012	2011	2010

	(In Millions)

Fixed maturities	$(5)	$(2)	$(47)
Impact of (repurchase) issuance of AllianceBernstein Units	(2)	2	(2)
Mortgage loans on real estate	2	(1)	1
Investment Gains (Losses), Net	$(5)	$(1)	$(48)